Other Income (Tables)	12 Months Ended
Dec. 31, 2019
Other Income [Abstract]
Schedule of other income
	Year ended December 31,
	2019	2018	2017

Government grant	6,179	-	367,260
Interest income on bank deposits	62,538	71,693	81,517
Other	222,865	50,446	12,787
	291,582	122,139	461,564